Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, liability	$ (1,325,799)	$ (1,552,492)
Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value, liability	$ (44,947)	$ (57,531)
Minimum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Projected option cost (as a percent)	1.40%	1.40%
Maximum | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Projected option cost (as a percent)	1.63%	1.64%
Weighted average | Equity indexed annuity contracts | Option Pricing Model Approach Valuation Technique
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Projected option cost (as a percent)	1.48%	1.42%